Nature of Operations and Going Concern	6 Months Ended
Jun. 30, 2026
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

DeFi Technologies Inc. (the “Company” or “DeFi”), is a publicly listed company incorporated in the Province of British Columbia and continued under the laws of the Province of Ontario. The Company’s primary stock exchange listing is the CBOE Canada Exchange under the symbol “DEFI”. In May 2025, the Company dual listed its shares on the Nasdaq Capital Markets Exchange under the symbol of “DEFT” to gain improved access to U.S. capital markets. DeFi is a Canadian technology company bridging the gap between traditional capital markets and decentralized finance. The Company generates revenues through the issuance of exchange traded products that synthetically track the value of a single DeFi protocol, investments in various companies and leading protocols across the decentralized finance ecosystem to build a diversified portfolio of decentralized finance assets, providing premium membership for research reports to investors and offering node management of decentralized protocols to support governance, security and transaction validation. The Company’s head office is located at 333 Bay Street, Suite 2400, Toronto, Ontario, Canada, M5H 2R2.

These condensed consolidated interim financial statements were prepared on a going concern basis of presentation, which contemplates the realization of assets and settlement of liabilities as they become due in the normal course of operations for the next fiscal year. As at June 30, 2026, the Company has working capital of $61,191,757 (December 31, 2025 – working capital deficiency of $5,144,229), including cash of $60,311,712 (December 31, 2025 - $91,234,090) and accumulated deficit of $107,720,782 (December 31, 2025 - $100,101,884), and for the six months ended June 30, 2026 had a net loss and comprehensive loss of $10,071,903 (for the six months ended June 30, 2025 – net income and comprehensive income of $30,797,052). The Company’s current source of operating cash flow is dependent on the success of its business model and operations which are also influenced by cryptocurrency prices and there can be no assurances that sufficient funding, including adequate financing, will be available to cover the general and administrative expenses necessary for the maintenance of a public company.

These condensed consolidated interim financial statements do not reflect adjustments in the carrying value of the assets and liabilities, the reported revenues and expenses and the balance sheet classifications that would be necessary if the going concern assumption were not appropriate. These adjustments could be material.

International conflict and other geopolitical tensions and events, including war, military action, terrorism, trade disputes, and international responses thereto have historically led to, and may in the future lead to, uncertainty or volatility in global commodity and financial markets and supply chains. Volatility in digital asset prices and supply chain disruptions may adversely affect the Corporation’s business, financial condition, financing options, and results of operations.